STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Infrastructure Fund, Inc.

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .5%
Municipal Bonds - .5%
Federal Home Loan Mortgage Corporation, Revenue Bonds, Ser. M (cost $1,510,890)	3.15	1/1/2036	1,500,000		1,567,530

Long-Term Municipal Investments - 98.1%
Alabama - 2.0%
Birmingham Special Care Facilities Financing Authority, Improvement Revenue Bonds (Methodist Home for the Aging)	6.00	6/1/2050	2,350,000		2,637,241
Birmingham Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging)	5.75	6/1/2045	1,500,000		1,665,480
Jefferson County, Revenue Bonds	0/7.90	10/1/2050	2,500,000	[a]	2,336,250
				6,638,971
Arizona - 4.9%
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Ltd.)	6.00	7/1/2052	2,000,000	[b]	2,246,780
Phoenix Industrial Development Authority, Revenue Bonds (BASIS Schools Projects)	5.00	7/1/2045	2,000,000	[b]	2,104,660
Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2052	1,000,000	[b]	1,022,810
Pima County Industrial Development Authority, Revenue Bonds (Arizona Charter Schools Refunding Project)	5.38	7/1/2031	4,355,000		4,602,538
Salt Verde Financial Corporation, Revenue Bonds	5.00	12/1/2037	5,000,000		6,477,000
				16,453,788
California - 8.7%
California Statewide Communities Development Authority, Revenue Bonds (Baptist University), Ser. A	5.00	11/1/2041	1,875,000	[b]	2,147,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
California - 8.7% (continued)
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University), Ser. A	6.38	11/1/2043	2,035,000		2,357,548
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2047	2,500,000		2,487,525
Long Beach Bond Finance Authority, Revenue Bonds, Ser. A	5.50	11/15/2037	5,000,000		6,838,750
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.75	6/1/2044	3,250,000		3,600,675
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/2041	2,500,000		2,782,000
Tobacco Securitization Authority, Revenue Bonds, Ser. C	0.00	6/1/2045	29,370,000	[c]	3,460,080
University of California Regents, Revenue Bonds	5.00	5/15/2043	5,000,000		5,560,850
				29,234,734
Colorado - 3.5%
Colorado Health Facilities Authority, Revenue Bonds (Sisters of Charity of Leavenworth Health System)	5.00	1/1/2044	2,500,000		2,756,500
Denver County, Revenue Bonds, Ser. A	5.25	11/15/2043	5,000,000		5,612,450
Dominion Water and Sanitation District, Revenue Bonds	6.00	12/1/2046	1,910,000		2,054,587
Sterling Ranch Community Authority Board, Revenue Bonds, Ser. A	5.00	12/1/2038	1,500,000		1,543,485
				11,967,022
District of Columbia - .6%
District of Columbia, Revenue Bonds (Knowledge is Power Program, District of Columbia Issue)	6.00	7/1/2023	1,700,000	[d]	2,004,232
Florida - 1.6%
Davie, Revenue Bonds (Nova Southeastern University Project) Ser. A	5.63	4/1/2043	4,805,000		5,303,855

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Georgia - .8%
Fulton County Development Authority, Revenue Bonds (WellStar Health System Group), Ser. A	5.00	4/1/2042	1,250,000		1,444,950
Gainesville and Hall County Development Authority, Revenue Bonds, Refunding (Riverside Military Academy)	5.00	3/1/2037	1,000,000		1,104,470
				2,549,420
Illinois - 9.6%
Chicago, GO, Refunding, Ser. A	5.50	1/1/2049	2,000,000		2,272,420
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	2,500,000		2,904,675
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2035	1,500,000		1,666,515
Chicago O'Hare International Airport, Revenue Bonds	5.75	1/1/2043	3,750,000		4,224,300
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	2,500,000		2,925,750
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,500,000		1,737,570
Illinois, GO, Ser. C	5.00	11/1/2029	2,600,000		2,974,738
Illinois, GO, Ser. D	5.00	11/1/2026	3,500,000		4,011,945
Metropolitan Pier and Exposition Authority, Revenue Bonds (Capital Appreciation-McCormick Place Expansion Project) (Insured; MBIA Insurance Corporation) Ser. A	0.00	12/15/2036	2,500,000	[c]	1,339,450
Metropolitan Pier and Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) Ser. A	5.00	6/15/2053	2,500,000		2,683,200
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds (The University of Chicago)) Non-recourse	14.26	10/1/2040	1,750,000	[b,e]	2,795,030
University of Illinois Board of Trustees, Revenue Bonds (Auxiliary Facilities System) Ser. A	5.00	4/1/2044	2,500,000		2,766,950
				32,302,543

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Indiana - 6.4%
Indiana Finance Authority, Revenue Bonds (Baptist Homes of Indiana Senior Living), Ser. A	6.00	11/15/2041	3,500,000	3,957,135
Indiana Finance Authority, Revenue Bonds (Ohio River Bridges East End Crossing Project), Ser. A	5.00	7/1/2040	5,000,000	5,448,050
Indiana Finance Authority, Revenue Bonds (Ohio Valley Electric Corporation Project)	5.00	6/1/2032	2,750,000	2,850,347
Indiana Finance Authority, Revenue Bonds (Parkview Health System Group) Ser. A	5.00	11/1/2043	1,500,000	1,759,785
Indiana Finance Authority, Revenue Bonds (The King's Daughters' Hospital and Health Services)	5.50	8/15/2040	7,425,000	7,711,159
				21,726,476
Iowa - 2.3%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Company Project)	5.25	12/1/2025	7,000,000	7,614,250
Kansas - .6%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. A	5.25	11/15/2053	1,000,000	1,046,980
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. B	4.00	11/15/2025	1,000,000	1,035,630
				2,082,610
Kentucky - .3%
Christian County, Revenue Bonds (Jennie Stuart Medical Center)	5.50	2/1/2044	1,000,000	1,111,120
Louisiana - .6%
Louisiana Public Facilities Authority, Revenue Bonds (Impala Warehousing LLC Project)	6.50	7/1/2036	2,000,000	[b] 2,205,180
Maryland - .3%
Rockville, Revenue Bonds (Ingelside at King Farm Project), Ser. B	5.00	11/1/2047	1,000,000	1,078,500

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Massachusetts - 1.9%
Massachusetts Development Finance Agency, Revenue Bonds (North Hill Communities Issue)	6.50	11/15/2023	2,000,000	[b,d]	2,420,960
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2057	1,000,000	[b]	1,085,860
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2034	1,550,000		1,859,334
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	900,000		1,105,668
				6,471,822
Michigan - 6.1%
Detroit, Revenue Bonds, Ser. A	5.25	7/1/2041	2,250,000		2,398,140
Michigan Finance Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/2036	2,250,000		2,539,418
Michigan Finance Authority, Revenue Bonds (Trinity Health Credit Group)	5.00	12/1/2039	4,990,000		5,354,020
Michigan Finance Authority, Revenue Bonds (Trinity Health Credit Group)	5.00	12/1/2021	10,000	[d]	10,855
Michigan State Housing Development Authority, Revenue Bonds, Ser. A	3.35	12/1/2034	2,500,000		2,598,350
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C	0.00	6/1/2058	41,200,000	[c]	1,194,800
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Ser. A	6.00	6/1/2034	5,000,000		5,000,100
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport) (Insured; Build America Mutual Assurance Company), Ser. B	5.00	12/1/2039	1,250,000		1,418,700
				20,514,383
Minnesota - .7%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Group) Ser. A	5.00	2/15/2058	2,000,000		2,278,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Missouri - 1.3%
Missouri Health and Educational Facilities Authority, Revenue Bonds (Saint Louis College of Pharmacy)	5.50	5/1/2043	2,000,000	2,161,540
Saint Louis County Industrial Development Authority, Revenue Bonds (Friendship Village Sunset Hills)	5.00	9/1/2042	1,000,000	1,052,440
St Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.25	9/1/2053	1,000,000	1,118,460
				4,332,440
Nevada - .3%
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) (Insured; Assured Guaranty Municipal Corporation) Ser. A	4.00	6/1/2058	1,000,000	1,050,860
New Jersey - 5.4%
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines, Inc. Project)	5.13	9/15/2023	2,500,000	2,700,575
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines, Inc. Project)	5.25	9/15/2029	4,500,000	4,935,195
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/2043	2,500,000	2,798,525
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2040	2,000,000	2,220,500
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	2,500,000	2,875,050
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (San Francisco City), Ser. D	4.00	4/1/2024	1,320,000	1,424,544
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,000,000	1,137,050
				18,091,439

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
New York - 7.4%
New York City Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium Project) (Insured; AMBAC)	5.00	1/1/2036	8,000,000		8,019,840
New York City Municipal Water Finance Authority, Revenue Bonds (Liquidity Facility; State Street Bank and Trust Co.)	2.26	6/15/2049	2,000,000	[f]	2,000,000
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	7,825,000	[c]	1,130,869
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project)	5.00	11/15/2044	3,500,000	[b]	3,827,215
New York State Dormitory Authority, Revenue Bonds (Saint John's University)	5.00	7/1/2044	2,000,000		2,202,280
Niagara Area Development Corporation, Revenue Bonds, Refunding (Convanta Holding Project) Ser. A	4.75	11/1/2042	2,000,000	[b]	2,064,180
Tender Option Bond Trust Receipts (Series 2017-XF2419), (Metro Transportation Authority, Revenue Bonds)	14.29	11/15/2038	3,750,000	[b,e]	5,230,462
TSASC Inc., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2048	585,000		570,890
				25,045,736
Ohio - 5.1%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Ser. A3	6.25	6/1/2037	7,000,000		7,023,380
Cuyahoga County, Revenue Bonds, Refunding (The Metrohealth System)	5.25	2/15/2047	2,500,000		2,812,375
Muskingum County, Revenue Bonds (Genesis HealthCare System Obligated Group Project)	5.00	2/15/2044	7,000,000		7,381,430
				17,217,185
Oklahoma - .5%
Tulsa County Industrial Authority, Revenue Bonds (Montereau Inc. Project)	5.25	11/15/2045	1,500,000		1,689,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Pennsylvania - 6.2%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,000,000	[b]	1,095,580
Clairton Municipal Authority, Revenue Bonds, Ser. B	5.00	12/1/2042	1,500,000		1,609,215
Clairton Municipal Authority, Revenue Bonds, Ser. B	5.00	12/1/2037	4,000,000		4,316,920
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Thomas Jefferson University)	5.00	9/1/2045	3,000,000		3,377,910
Pennsylvania Turnpike Commission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2042	5,000,000		5,391,750
Tender Option Bond Trust Receipts (Series 2017-XF1060), (Pennsylvania Turnpike Commission, Turnpike Revenue Bonds)	8.91	12/1/2042	4,250,000	[b,e]	5,203,785
				20,995,160
South Carolina - 2.2%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (The Lutheran Homes of South Carolina, Inc.)	5.13	5/1/2048	1,750,000		1,814,103
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.13	12/1/2043	5,000,000		5,528,500
				7,342,603
Texas - 6.9%
Clifton Higher Education Finance Corporation, Revenue Bonds (IDEA Public Schools)	6.00	8/15/2043	1,500,000		1,693,020
Clifton Higher Education Finance Corporation, Revenue Bonds (International Leadership of Texas), Ser. A	5.75	8/15/2045	2,500,000		2,676,950
Clifton Higher Education Finance Corporation, Revenue Bonds (International Leadership) Ser. D	6.13	8/15/2048	3,500,000		3,813,005
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,500,000	[b]	1,606,140

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Texas - 6.9% (continued)
New Hope Cultural Education Facilities Finance Corporation, Revenue Bonds (National Campus and Community Development Corporation - College Station Properties LLC) Ser. A	5.00	7/1/2035	500,000	464,870
North Texas Education Finance Corporation, Revenue Bonds (Uplift Education) Ser. A	5.13	12/1/2042	3,000,000	3,164,370
Tender Option Bond Trust Receipts (Series 2016-XM0374), (Tarrant County Cultural Education Facilities Finance Corporation, HR (Baylor Health Care System Project)) Non-recourse	14.18	11/15/2038	1,855,000	[b,e] 2,607,351
Tender Option Bond Trust Receipts (Series 2017-XF1061), (Dallas-Fort Worth, International Airport Revenue Bonds)	10.86	11/1/2045	3,750,000	[b,e] 4,637,700
Texas Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2041	2,500,000	2,694,275
				23,357,681
U.S. Related - 1.5%
Guam Waterworks Authority, Revenue Bonds	5.50	7/1/2043	3,000,000	3,278,160
Puerto Rico Commonwealth, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,750,000	1,825,075
				5,103,235
Virginia - 4.3%
Norfolk Redevelopment & Housing Authority, Revenue Bonds (Fort Norfolk Retirement Community Inc Obligated Group) Ser. A	5.00	1/1/2049	1,000,000	1,066,720
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes LLC Project)	5.00	1/1/2040	7,640,000	8,087,780
Virginia Small Business Financing Authority, Revenue Bonds (Elizabeth River Crossing Opco, LLC Project)	5.50	1/1/2042	5,000,000	5,422,650
				14,577,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Washington - 1.6%
Washington Health Care Facilities Authority, Revenue Bonds (Providence Health and Services)	5.00	10/1/2042	5,000,000	5,458,650
Wisconsin - 4.5%
Public Finance Agency of Wisconsin, Revenue Bonds (Transportation Infrastructure Properties, LLC Obligated Group)	5.00	7/1/2042	5,000,000	5,330,550
Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.), Ser. A	5.25	4/15/2023	4,000,000	[d] 4,569,080
Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Beaver Dam Community Hospitals, Inc.), Ser. A	5.25	8/15/2034	3,000,000	3,239,940
Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Sauk-Prairie Memorial Hospital, Inc. Project), Ser. A	5.38	2/1/2048	2,000,000	2,061,020
				15,200,590
Total Long-Term Municipal Investments (cost $298,809,767)			330,999,205
Total Investments (cost $300,320,657)			98.6%	332,566,735
Cash and Receivables (Net)			23.6%	79,822,766
VMTPS, at liquidation value			(22.2%)	(75,000,000)
Net Assets Applicable to Common Shareholders			100.0%	337,389,501

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $42,300,999 or 12.54% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

f The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Infrastructure Fund, Inc.

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	332,566,735	-	332,566,735

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At May 31, 2019, accumulated net unrealized appreciation on investments was $32,246,078, consisting of $32,525,757 gross unrealized appreciation and $279,679 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.